Major customers and suppliers (Details Textual)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Sales Revenue, Net [Member]
Concentration Risk, Percentage	10.00%
Accounts Receivable [Member]
Concentration Risk, Percentage	10.00%
Two Major Customers [Member] | Sales Revenue, Net [Member]
Concentration Risk, Percentage	49.00%	47.00%	27.00%
Four Major Suppliers [Member] | Cost of Goods, Total [Member]
Concentration Risk, Percentage			88.00%
Three Major Suppliers [Member] | Cost of Goods, Total [Member]
Concentration Risk, Percentage	73.00%
One Customers [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage	451311.00%	43.00%
Major Suppliers [Member]
Concentration Risk, Percentage		10.00%
Major Suppliers [Member] | Cost of Goods, Total [Member]
Concentration Risk, Percentage		61.00%